UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 82.7%
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 1.4%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	$460,000	$481,850
Johnson Controls Inc., Senior Notes	3.625%	7/2/24	1,050,000	1,124,447
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	702,326	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,930,000	3,087,487	(a)

Total Auto Components				5,396,110

Automobiles - 2.1%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,729,850
Ford Motor Co., Senior Notes	4.750%	1/15/43	240,000	249,583
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,737,346
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	600,000	619,414
General Motors Co., Senior Notes	4.875%	10/2/23	470,000	509,967
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	555,063
General Motors Co., Senior Notes	6.250%	10/2/43	340,000	402,696
General Motors Co., Senior Notes	6.750%	4/1/46	520,000	654,246
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,689,409
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,777

Total Automobiles				8,198,351

Hotels, Restaurants & Leisure - 0.8%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	460,000	495,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	290,000	298,721
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	743,772
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	590,000	594,538	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	940,000	954,100	(a)

Total Hotels, Restaurants & Leisure				3,086,781

Household Durables - 0.7%
D.R. Horton Inc., Senior Notes	4.000%	2/15/20	790,000	836,413
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,710,000	1,864,529

Total Household Durables				2,700,942

Media - 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	500,000	606,825	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	1,519,000	2,138,102
Comcast Corp., Senior Notes	3.150%	3/1/26	2,000,000	2,114,660
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	110,779
COX Communications Inc., Senior Bonds	6.450%	12/1/36	300,000	326,128	(a)
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	254,911
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,230,000	1,578,683
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	830,000	987,039
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	270,000	300,828
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	60,000	64,265
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	910,000	1,242,318
UBM PLC, Notes	5.750%	11/3/20	745,000	808,092	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	210,000	223,479
Viacom Inc., Senior Notes	3.450%	10/4/26	2,330,000	2,333,518

Total Media				13,089,627

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	1,130,000	1,188,054

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	590,282
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	22,273
PetSmart Inc., Senior Notes	7.125%	3/15/23	260,000	273,000	(a)
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,660,000	1,635,072

Total Specialty Retail				2,520,627

TOTAL CONSUMER DISCRETIONARY				36,180,492

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 6.1%
Beverages - 2.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	$4,350,000	$4,680,965
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	530,000	611,353
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	750,000	896,032
Becle SA de CV, Senior Notes	3.750%	5/13/25	530,000	541,456	(a)
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	630,000	635,672
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	395,160
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	853,254	(a)

Total Beverages				8,613,892

Food & Staples Retailing - 0.8%
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,103,123
CVS Health Corp., Senior Notes	5.125%	7/20/45	850,000	1,044,320
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	890,000	925,780

Total Food & Staples Retailing				3,073,223

Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	170,000	180,859
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	120,000	139,010
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	70,938	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	200,000	230,672
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	640,000	759,889
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	810,000	860,604
Mondelez International Inc., Senior Notes	4.000%	2/1/24	370,000	406,448
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	630,000	681,092

Total Food Products				3,329,512

Tobacco - 2.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,750,465
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	491,407
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	65,177
Altria Group Inc., Senior Notes	5.375%	1/31/44	120,000	151,679
Altria Group Inc., Senior Notes	3.875%	9/16/46	1,460,000	1,521,406
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	1,707,703
Reynolds American Inc., Senior Notes	4.450%	6/12/25	440,000	491,792
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,372,619
Reynolds American Inc., Senior Notes	5.850%	8/15/45	830,000	1,083,299

Total Tobacco				8,635,547

TOTAL CONSUMER STAPLES				23,652,174

ENERGY - 12.4%
Energy Equipment & Services - 1.2%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	320,000	260,000
Ensco PLC, Senior Notes	4.700%	3/15/21	360,000	323,820
Ensco PLC, Senior Notes	5.200%	3/15/25	1,340,000	983,358
Halliburton Co., Senior Bonds	3.800%	11/15/25	350,000	362,531
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	434,158
Halliburton Co., Senior Notes	5.000%	11/15/45	950,000	1,041,019
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,250,000	1,257,810	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	195,650

Total Energy Equipment & Services				4,858,346

Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	272,962
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,680,000	1,805,288
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	474,274
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,110,000	1,256,639
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	990,000	1,160,049

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.100%	9/1/40	$230,000	$239,386
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	1,097,389
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	571,091
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,220,000	1,248,234
Chevron Corp., Senior Notes	2.954%	5/16/26	870,000	900,069
Devon Energy Corp., Senior Notes	3.250%	5/15/22	220,000	218,705
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,010,000	1,138,643
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	151,851
Devon Energy Corp., Senior Notes	5.000%	6/15/45	740,000	722,598
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	585,000	726,399
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	646,939
Ecopetrol SA, Senior Notes	5.875%	5/28/45	369,000	340,329
EnLink Midstream Partners LP, Senior Notes	4.850%	7/15/26	2,260,000	2,278,491
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	360,000	380,444	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	995,799
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	530,000	556,253
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	627,613
Hess Corp., Notes	7.875%	10/1/29	107,000	130,543
Hess Corp., Senior Notes	4.300%	4/1/27	920,000	929,071
Kerr-McGee Corp., Notes	6.950%	7/1/24	946,000	1,138,972
Kerr-McGee Corp., Senior Bonds	7.125%	10/15/27	550,000	623,803
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	269,963
Lukoil International Finance BV, Senior Notes	3.416%	4/24/18	430,000	437,503	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	968,804
Noble Energy Inc., Senior Notes	8.250%	3/1/19	470,000	538,000
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	184,521
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	194,098
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,183,021
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	990,000	1,121,777
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	1,954,666
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,190,000	1,344,700	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	289,500
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	860,000	897,273	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	1,050,000	1,143,673	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	213,406
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	2,001,902
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	30,770
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,072,822
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,365,000	1,770,214	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,467,762
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,770,000	1,835,276
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	364,000	423,150
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	840,131
Williams Partners LP/Williams Partners Finance Corp., Senior Notes	7.250%	2/1/17	320,000	325,877
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,730,000	1,935,005	(a)

Total Oil, Gas & Consumable Fuels				43,075,648

TOTAL ENERGY				47,933,994

FINANCIALS - 26.4%
Banks - 16.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	700,000	737,881	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	1,050,000	1,095,937	(a)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	100,000	104,375	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	177,288
Bank of America Corp., Senior Notes	4.875%	4/1/44	830,000	965,766
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	540,970
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	690,000	733,549
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	6,470,000	7,193,831

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	$910,000	$938,922	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	470,000	469,413	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	900,000	923,343	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,243,174	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	250,000	257,188	(b)(c)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	345,190
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,437,000	3,843,566
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	449,408
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,770,000	1,856,287
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,290,000	1,314,505
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	74,443
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	470,000	620,651
Compass Bank, Subordinated Notes	3.875%	4/10/25	600,000	587,966
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,010,000	1,013,716
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	710,000	853,186
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	530,000	607,086
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,510,000	1,605,846	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,030,000	1,015,838	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,000,000	1,072,910
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	670,000	694,972
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,110,000	1,141,648
Intesa Sanpaolo SpA, Senior Bonds	5.250%	1/12/24	830,000	896,699
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	639,792	(a)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,190,000	1,439,563
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,500,000	1,684,245
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	4,120,000	4,265,024	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	930,000	951,229
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,060,000	2,123,759
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	610,000	659,176	(a)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/31/16	2,521,000	2,541,168	(c)
Nationwide Building Society, Senior Notes	2.450%	7/27/21	750,000	759,967	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,830,000	1,795,687	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	597,000	626,586
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	2,135,000	2,431,058
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	850,000	886,813
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	1,140,000	1,140,562
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	590,000	592,404	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,920,000	1,965,318	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	460,045	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	750,000	800,987	(a)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	1,300,000	1,380,882
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,340,000	1,446,053
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,270,000	1,477,762
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	982,269
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	210,000	214,324

Total Banks				64,640,227

Capital Markets - 2.8%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,550,000	1,471,531	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,570,000	1,603,629	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,610,000	2,767,704
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	720,000	811,325
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	104,972

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	$730,000	$769,693
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,499,805
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,770,000	1,805,204	(a)

Total Capital Markets				10,833,863

Diversified Financial Services - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,190,825
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	900,000	924,750
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	6,000	6,312
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	1,040,328	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	730,000	741,808	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	380,000	413,263	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.000%	12/21/65	1,050,000	842,625	(a)(b)
ILFC E-Capital Trust II, Bonds	4.250%	12/21/65	2,183,000	1,751,858	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	3,029,687	(a)
Nationwide Building Society, Subordinated Notes	4.000%	9/14/26	1,740,000	1,735,589	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	850,000	955,241

Total Diversified Financial Services				13,632,286

Insurance - 3.0%
AIA Group Ltd., Senior Notes	3.200%	3/11/25	1,000,000	1,023,079	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	771,000	898,215	(b)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	580,000	613,350	(b)
American International Group Inc., Senior Notes	4.500%	7/16/44	310,000	317,026
Aon PLC, Senior Notes	4.750%	5/15/45	200,000	217,673
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	290,000	310,894
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	440,000	509,899
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	976,129
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	1,800,000	2,294,930	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	962,000	1,067,219
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	119,456
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,710,000	1,927,856	(a)
TIAA Asset Management Finance LLC, Senior Notes	4.125%	11/1/24	1,100,000	1,161,644	(a)

Total Insurance				11,437,370

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,120,000	1,117,200	(a)

TOTAL FINANCIALS				101,660,946

HEALTH CARE - 4.4%
Biotechnology - 1.5%
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	220,000	235,193
Amgen Inc., Senior Bonds	4.663%	6/15/51	339,000	363,919	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	311,247
Amgen Inc., Senior Notes	4.400%	5/1/45	150,000	158,209
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	393,640
Celgene Corp., Senior Notes	3.625%	5/15/24	770,000	811,750
Celgene Corp., Senior Notes	3.875%	8/15/25	290,000	310,640
Celgene Corp., Senior Notes	5.000%	8/15/45	160,000	180,863
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,360,000	1,465,473
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	380,000	388,277
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	211,250
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	520,000	581,699
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	250,000	267,615
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	150,000	168,046

Total Biotechnology				5,847,821

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	$180,000	$207,880
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	280,000	320,637
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	363,472

Total Health Care Equipment & Supplies				891,989

Health Care Providers & Services - 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,114,698
Aetna Inc., Senior Notes	4.375%	6/15/46	550,000	578,344
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	99,528
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	504,888
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,103,192
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	1,740,000	1,877,512
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	420,776
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	960,000	919,200

Total Health Care Providers & Services				6,618,138

Pharmaceuticals - 0.9%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	540,000	567,597
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	940,000	1,001,563
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	110,000	120,758
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	269,166
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	1,005,674
Perrigo Finance Unlimited Co., Senior Notes	3.500%	12/15/21	260,000	269,058
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	243,212

Total Pharmaceuticals				3,477,028

TOTAL HEALTH CARE				16,834,976

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.4%
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	540,000	579,203
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	920,000	996,072

Total Aerospace & Defense				1,575,275

Airlines - 1.4%
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	717,601	730,123
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	363,305	355,585
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,482,545	1,552,965	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	295,897	303,665
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	417,075	470,774
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	419,055	451,531
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	184,591	218,509
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	604,919	629,872
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	470,198	477,839

Total Airlines				5,190,863

Commercial Services & Supplies - 0.5%
Republic Services Inc., Senior Notes	3.550%	6/1/22	1,160,000	1,248,004
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	388,766
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	430,526

Total Commercial Services & Supplies				2,067,296

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.5%
Eaton Corp., Senior Notes	7.650%	11/15/29	$1,500,000	$2,083,954

Industrial Conglomerates - 1.4%
General Electric Co., Medium-Term Notes	6.750%	3/15/32	5,000	7,038
General Electric Co., Senior Notes	5.875%	1/14/38	330,000	442,856
General Electric Co., Senior Notes	6.875%	1/10/39	2,696,000	4,069,102
General Electric Co., Senior Notes	4.625%	1/30/43	560,000	572,410	(d)
General Electric Co., Senior Notes, Medium-Term Notes	6.150%	8/7/37	100,000	137,501

Total Industrial Conglomerates				5,228,907

Road & Rail - 1.0%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	1,080,000	1,211,675
CSX Corp., Senior Notes	4.750%	5/30/42	1,160,000	1,334,712
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	160,000	145,200	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	280,000	255,500	(a)
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	550,948
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	274,113

Total Road & Rail				3,772,148

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	400,000	470,500	(a)

Transportation - 0.4%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	1,630,000	1,638,150	(a)

TOTAL INDUSTRIALS				22,027,093

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.1%
Harris Corp., Senior Notes	5.550%	10/1/21	720,000	821,346
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,202,364
Harris Corp., Senior Notes	4.854%	4/27/35	1,520,000	1,674,815
Harris Corp., Senior Notes	5.054%	4/27/45	380,000	436,926

Total Communications Equipment				4,135,451

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	650,000	660,562

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	790,000	915,360

Semiconductors & Semiconductor Equipment - 0.7%
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	900,000	969,717
Lam Research Corp., Senior Notes	3.450%	6/15/23	1,470,000	1,505,803
NVIDIA Corp., Senior Notes	3.200%	9/16/26	160,000	161,595
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	8,000	8,754

Total Semiconductors & Semiconductor Equipment				2,645,869

Software - 1.8%
Activision Blizzard Inc., Senior Bonds	2.300%	9/15/21	330,000	331,241	(a)
Activision Blizzard Inc., Senior Notes	3.400%	9/15/26	1,300,000	1,308,251	(a)
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,857,912
Microsoft Corp., Senior Notes	3.700%	8/8/46	3,330,000	3,379,637

Total Software				6,877,041

Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	1,673,764
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,490,473	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	1,770,000	1,851,788	(a)

Total Technology Hardware, Storage & Peripherals				6,016,025

TOTAL INFORMATION TECHNOLOGY				21,250,308

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 4.9%
Construction Materials - 0.2%
Eagle Materials Inc., Senior Notes	4.500%	8/1/26	$760,000	$771,458

Metals & Mining - 4.5%
Alcoa Inc., Senior Notes	5.400%	4/15/21	1,000,000	1,073,750
Alcoa Inc., Senior Notes	5.125%	10/1/24	880,000	940,500
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	708,050	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	310,875	(a)
Anglo American Capital PLC, Senior Notes	2.625%	9/27/17	1,440,000	1,443,600	(a)
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	88,000	95,038
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,680,000	1,842,233
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	57,095
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	290,000	332,459
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	829,299
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,350,000	1,532,250	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	300,000	297,000
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,400,000	1,403,640	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	750,000	755,250	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	140,000	143,150	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	427,723
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	2,260,000	2,463,400	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	446,489
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,960,000	2,027,810

Total Metals & Mining				17,129,611

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	850,000	886,125

TOTAL MATERIALS				18,787,194

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	1,074,294	(a)

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,125,875

TOTAL REAL ESTATE				2,200,169

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.5%
AT&T Inc., Senior Bonds	5.650%	2/15/47	560,000	662,586
AT&T Inc., Senior Notes	3.400%	5/15/25	1,080,000	1,111,615
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,180,448
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	10,117
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	516,350
AT&T Inc., Senior Notes	4.500%	3/9/48	498,000	502,698	(a)
AT&T Inc., Senior Notes	4.550%	3/9/49	93,000	93,772	(a)
British Telecommunications PLC, Bonds	9.375%	12/15/30	545,000	884,309
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,236,944	(a)
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	1,181,000	1,534,447
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	3,660,000	4,966,686

Total Diversified Telecommunication Services				13,699,972

Wireless Telecommunication Services - 0.1%
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	260,000	379,763

TOTAL TELECOMMUNICATION SERVICES				14,079,735

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 3.7%
Electric Utilities - 3.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	$1,240,000	$1,474,229
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,546,171
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	411,450	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,181,828
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,663,899
Duke Energy Corp., Senior Notes	2.650%	9/1/26	590,000	580,200
Duke Energy Corp., Senior Notes	3.750%	9/1/46	660,000	642,890
Exelon Corp., Senior Notes	3.400%	4/15/26	1,700,000	1,772,920
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,484,763
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,152,745
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	630,772
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	526,199	(a)
Public Service Electric & Gas Co., Senior Secured Notes	2.250%	9/15/26	530,000	528,879

Total Electric Utilities				13,596,945

Multi-Utilities - 0.2%
Dominion Resources Inc., Senior Notes	2.850%	8/15/26	830,000	827,316

TOTAL UTILITIES				14,424,261

TOTAL CORPORATE BONDS & NOTES (Cost - $301,465,114)				319,031,342

ASSET-BACKED SECURITIES - 0.4%
GoldenTree Loan Opportunities Ltd., 2015-10A D	4.046%	7/20/27	500,000	473,375	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.465%	10/23/25	400,000	400,064	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.215%	7/25/26	500,000	474,145	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,364,171)				1,347,584

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	600,292	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.167%	4/8/31	1,190,000	1,190,449	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	4.217%	4/8/31	350,000	350,152	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.949%	8/10/48	100,000	77,871	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	667,530	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.825%	1/25/36	1,744,826	1,531,021	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	440,000	330,595	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	900,000	614,877	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,559,504	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	572,752	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.620%	12/15/47	300,000	247,456	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,173,172)				7,742,499

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $5,058)	2.560%	9/1/24	5,055	5,169	(b)

MUNICIPAL BONDS - 1.1%
California - 0.4%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	911,868
University of California Revenue, Taxable	4.062%	5/15/33	550,000	582,445

Total California				1,494,313

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	445,000	486,679
Illinois State, GO, Taxable	5.650%	12/1/38	670,000	671,078

Total Illinois				1,157,757

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	$770,000	$956,502

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	721,987

TOTAL MUNICIPAL BONDS (Cost - $3,767,907)				4,330,559

SENIOR LOANS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Multiline Retail - 0.3%
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	990,000	998,972	(e)(f)
Dollar Tree Inc., Term Loan B3	3.063%	7/6/22	115,823	116,547	(e)(f)

TOTAL SENIOR LOANS (Cost - $1,106,547)				1,115,519

SOVEREIGN BONDS - 4.5%
Argentina - 2.7%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,820,000	5,404,425	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	760,000	799,900	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	3,580,000	4,047,190	(a)

Total Argentina				10,251,515

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000	953,250

Ecuador - 1.0%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	3,650,000	3,732,125	(a)

Mexico - 0.4%
United Mexican States, Senior Notes	4.350%	1/15/47	1,600,000	1,576,000

Panama - 0.2%
Republic of Panama, Senior Bonds	4.300%	4/29/53	900,000	960,750

TOTAL SOVEREIGN BONDS (Cost - $16,507,306)				17,473,640

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.3%
U.S. Government Obligations - 5.3%
U.S. Treasury Bonds	3.000%	11/15/45	10,580,000	12,075,663
U.S. Treasury Bonds	2.500%	2/15/46	6,450,000	6,668,945
U.S. Treasury Bonds	2.500%	5/15/46	1,240,000	1,283,448
U.S. Treasury Notes	1.250%	3/31/21	320,000	321,725
U.S. Treasury Notes	1.625%	5/15/26	5,000	5,008
U.S. Treasury Notes	1.500%	8/15/26	5,000	4,952

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,357,718)				20,359,741

			SHARES
COMMON STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
Wells Fargo & Co. (Cost - $2,830,662)			61,000	2,701,080

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (Cost - $391,718)	7.376%	15,675	$360,525	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $354,969,373)			374,467,658

SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,751,052)	0.253%	4,751,052	4,751,052

TOTAL INVESTMENTS - 98.3% (Cost - $359,720,425#)			379,218,710
Other Assets in Excess of Liabilities - 1.7%			6,497,628

TOTAL NET ASSETS - 100.0%			$385,716,338

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$21,575,562	$451,531	$22,027,093
Other Corporate Bonds & Notes	—	297,004,249	—	297,004,249
Asset-Backed Securities	—	1,347,584	—	1,347,584
Collateralized Mortgage Obligations	—	7,742,499	—	7,742,499
Mortgage-Backed Securities	—	5,169	—	5,169
Municipal Bonds	—	4,330,559	—	4,330,559
Senior Loans	—	1,115,519	—	1,115,519
Sovereign Bonds	—	17,473,640	—	17,473,640
U.S. Government & Agency Obligations	—	20,359,741	—	20,359,741
Common Stocks	$2,701,080	—	—	2,701,080
Preferred Stocks	—	360,525	—	360,525

Total Long-Term Investments	$2,701,080	$371,315,047	$451,531	$374,467,658

Short-Term Investments†	4,751,052	—	—	4,751,052

Total Investments	$7,452,132	$371,315,047	$451,531	$379,218,710

Other Financial Instruments:
Futures Contracts	$491,965	—	—	$491,965
Forward Foreign Currency Contracts	—	$45,202	—	45,202

Total Other Financial Instruments	$491,965	$45,202	—	$537,167

Total	$7,944,097	$371,360,249	$451,531	$379,755,877

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$39,057	—	—	$39,057
Forward Foreign Currency Contracts	—	$37,730	—	37,730
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	169,581	—	169,581
Centrally Cleared Interest Rate Swaps	—	492,829	—	492,829
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	41,747	—	41,747
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	31,315	—	31,315

Total	$39,057	$773,202	—	$812,259

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2016, securities valued at $360,525 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,441,801
Gross unrealized depreciation	(2,943,516)

Net unrealized appreciation	$19,498,285

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	247	12/16	$53,907,637	$53,961,781	$54,144
U.S. Treasury 5-Year Notes	100	12/16	12,145,460	12,151,562	6,102

					60,246

Contracts to Sell:
U.S. Treasury 10-Year Notes	353	12/16	46,248,068	46,287,125	(39,057)
U.S. Treasury Long-Term Bonds	137	12/16	23,249,836	23,037,406	212,430
U.S. Treasury Ultra Long-Term Bonds	60	12/16	11,251,789	11,032,500	219,289

					392,662

Net unrealized appreciation on open futures contracts					$452,908

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	37,760,000	USD	1,899,960	Bank of America N.A.	10/14/16	$45,202
USD	857,102	EUR	773,973	Bank of America N.A.	10/14/16	(12,741)
USD	1,739,482	EUR	1,570,000	Citibank N.A.	10/14/16	(24,989)

Total						$7,472

Abbreviations used in this table:

EUR	— Euro
MXN	— Mexican Peso
USD	— United States Dollar

At September 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(16,904)	$(492,829)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	$960,000	3/20/18	0.11%	1.000% quarterly	$(12,555)	$(5,736)	$(6,819)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.19%	1.000% quarterly	(29,192)	(19,293)	(9,899)

Total	$2,435,887				$(41,747)	$(25,029)	$(16,718)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse (Alcoa Inc., 5.720%, due 2/23/19)	$1,500,000	6/20/20	1.58%	1.000% quarterly	$(31,315)	$(39,078)	$7,763

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	$10,830,000	6/20/21	5.000% quarterly	$(556,935)	$(387,354)	$(169,581)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 18, 2016